AGS-SUP-3 013113
Statement of Additional Information Supplement dated January 31, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor Class, Class R5 and Class R6 shares, as applicable, of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Global Quantitative Core Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Small Cap Growth Fund

Effective February 1, 2013, the following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” of the Statement of Additional Information:

		Invesco	Invesco		Invesco
	Invesco	Growth	Income	Invesco	Moderate
	Conservative	Allocation	Allocation	International	Allocation
“Underlying Funds	Allocation Fund	Fund	Fund	Allocation Fund	Fund
Invesco American Franchise Fund	1.98%	4.39%	0.00%	0.00%	3.21%
Invesco Balanced-Risk Allocation Fund	6.30%	10.70%	0.00%	0.00%	8.30%
Invesco Balanced-Risk Commodity Strategy Fund	4.00%	6.00%	0.00%	0.00%	5.00%
Invesco Charter Fund	2.97%	6.58%	0.00%	0.00%	4.82%
Invesco Comstock Fund	2.00%	4.44%	0.00%	0.00%	3.25%
Invesco Core Plus Bond Fund	24.52%	0.00%	15.25%	0.00%	9.15%
Invesco Corporate Bond Fund	0.00%	0.00%	8.50%	0.00%	0.00%
Invesco Developing Markets Fund	3.20%	7.10%	0.00%	4.50%	5.20%
Invesco Diversified Dividend Fund	3.91%	8.66%	15.00%	0.00%	6.35%
Invesco Emerging Market Local Currency Debt Fund	3.27%	0.00%	0.00%	0.00%	2.44%
Invesco Emerging Markets Equity Fund	0.00%	0.00%	0.00%	4.50%	0.00%
Invesco Endeavor Fund	2.08%	4.62%	0.00%	0.00%	3.38%
Invesco Floating Rate Fund	5.45%	0.00%	7.00%	0.00%	3.05%
Invesco Global Markets Strategy Fund	3.20%	5.30%	0.00%	0.00%	4.20%
Invesco Global Real Estate Fund	1.92%	4.26%	0.00%	0.00%	3.12%
Invesco Global Real Estate Income Fund	0.00%	0.00%	7.00%	0.00%	0.00%
Invesco Growth & Income Fund	2.63%	5.84%	0.00%	0.00%	4.27%
Invesco High Yield Fund	4.91%	0.00%	10.25%	0.00%	3.66%

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AGS-SUP-3 013113

		Invesco	Invesco		Invesco
	Invesco	Growth	Income	Invesco	Moderate
	Conservative	Allocation	Allocation	International	Allocation
“Underlying Funds	Allocation Fund	Fund	Fund	Allocation Fund	Fund
Invesco International Core Equity Fund	0.00%	0.00%	5.00%	31.00%	0.00%
Invesco International Growth Fund	3.68%	8.17%	0.00%	22.50%	5.98%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	10.00%	0.00%
Invesco International Total Return Fund	0.00%	0.00%	5.00%	0.00%	0.00%
Invesco Premium Income Fund	4.00%	7.00%	14.00%	0.00%	6.00%
Invesco Short Term Bond Fund	0.00%	0.00%	5.00%	0.00%	0.00%
Invesco Small Cap Equity Fund	1.76%	3.91%	0.00%	0.00%	2.86%
Invesco Utilities Fund	0.00%	0.00%	8.00%	0.00%	0.00%
PowerShares 1-30 Laddered Treasury Portfolio	12.35%	0.00%	0.00%	0.00%	6.20%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4.00%	8.88%	0.00%	0.00%	6.50%
PowerShares Fundamental Pure Large Growth Portfolio	1.88%	4.18%	0.00%	0.00%	3.06%
PowerShares International Dividend Achievers Portfolio	0.00%	0.00%	0.00%	27.50%	0.00%”

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